Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Summary of intangible assets
	Useful Life	December 31,	December 31,
	years	2017	2016
Credit rating system	10	$57,989	$54,337
Software license	3	5,306	4,973
Loan platform	10	29,839	-
Less: accumulated amortization		(12,406)	(3,830)
Intangible assets, net		$80,729	$55,480